Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other Compensation Policies and Practices
Policy and Procedures Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information.
Bright Horizons grants annual long-term incentive awards, including stock options, RSUs and PRSUs, to certain key employees, including our NEOs. Bright Horizons grants RSUs to certain other employees throughout the year, although we retain the discretion to grant other types of awards to these employees. We grant equity awards in the ordinary course of business in connection with our annual compensation program, hiring new employees, and in recognition of the retention or promotion of employees from time to time. For long-term incentive awards (which includes stock options) to certain key employees, including our NEOs, those awards are granted no sooner than two business days after the filing of our Annual Report on Form
10-K
or Quarterly Report on
10-Q,
as applicable. For equity awards granted to certain other employees, we target granting those awards at the end of first week of the second month after quarter ends and no sooner than two days after our earnings release for awards granted in Q2, Q3, and Q4. For awards granted in Q1, we target granting awards approximately one week after we release our earnings. We retain the right to grant non-routine,
off-cycle
equity awards when there is a compelling business reason such as a new hire, promotions or identified incentive need.

We do not backdate or retroactively grant equity awards. Given that we have a fixed practice regarding the timing of awards and a predetermined schedule, when granting equity awards, we do not consider material non-public
information in determining the timing and terms of equity awards and do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions. In addition, the disclosure of material non-public
information is not timed to affect the value of equity awards. During the period covered by this report, we have not granted stock options (or option-like instruments) to our NEOs within four business days preceding, or one business day after, the filing of any report on Forms
10-K,
10-Q,
or
8-K
that disclosed material nonpublic information and that would trigger tabular disclosure under Item 402(x)(2) of Regulation
S-K.

Award Timing Method	Given that we have a fixed practice regarding the timing of awards and a predetermined schedule, when granting equity awards, we do not consider material non-public
information in determining the timing and terms of equity awards and do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions. In addition, the disclosure of material non-public
information is not timed to affect the value of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, the disclosure of material non-public information is not timed to affect the value of equity awards.
MNPI Disclosure Timed for Compensation Value	false